Short Term Investments (Details) - Schedule of Fair Value Disclosure - CNY (¥)	Jun. 30, 2023	Dec. 31, 2022
Short Term Investments (Details) - Schedule of Fair Value Disclosure [Line Items]
Marketable securities	¥ 207,239,311	¥ 35,349,990
Level 1 [Member]
Short Term Investments (Details) - Schedule of Fair Value Disclosure [Line Items]
Marketable securities	207,239,311	35,349,990
Level 2 [Member]
Short Term Investments (Details) - Schedule of Fair Value Disclosure [Line Items]
Marketable securities
Level 3 [Member]
Short Term Investments (Details) - Schedule of Fair Value Disclosure [Line Items]
Marketable securities